RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	224,581,946	215,324,860
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	29,346,069	25,702,607
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Sovereign | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	23,043	32,321
Sovereign | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	23,043	32,321
Other Public Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	3,029,802	2,931,172
Other Public Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	3,029,802	2,931,172
Financial Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	1,017	9,123
Financial Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	$ 1,017	$ 9,123